Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 7.9		$ 9.9		$ 14.0
Additions Charged to cost and expense	14.2		0.5		1.0
Charged to other accounts	(0.5)		0.2		0.3
Deductions (a)	(0.7)	[1]	(2.6)	[1]	(5.2)	[1]
Translation	0		(0.1)		(0.2)
Balance at end of period	20.9		7.9		9.9
Allowance for obsolete and excess inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	89.0		81.9		68.0
Additions Charged to cost and expense	28.3		20.9		18.8
Charged to other accounts	3.9		(2.0)		2.0
Deductions (a)	(11.6)	[1]	(12.3)	[1]	(6.0)	[1]
Translation	(0.6)		0.5		(0.9)
Balance at end of period	$ 109.0		$ 89.0		$ 81.9

[1]	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.